BORROWINGS - Narrative (Details) - USD ($)	1 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Master Agreements
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 185,500,000	$ 124,600,000
Weighted average interest rate on long-term debt outstanding			10.00%	5.00%
Loan and Security Agreement
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 31,100,000	$ 15,000,000
Debt instrument, term	3 years
Line of credit facility, maximum borrowing capacity	$ 22,000,000		32,000,000
Increase in maximum principal amount			10,000,000
Debt instrument, Secured Overnight Financing rate floor	0.00%
Loan and Security Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.20%
Secured Debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance			216,600,000	139,600,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 90,000,000	$ 15,000,000
Debt instrument, term		3 years
Revolving Credit Facility | Line of Credit | The Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 167,500,000
Debt instrument, Secured Overnight Financing rate floor		0.00%
Debt instrument, base rate floor		1.00%
Revolving Credit Facility | Line of Credit | The Credit Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%
Line of credit facility, commitment fee percentage		0.25%
Revolving Credit Facility | Line of Credit | The Credit Agreement | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Letter of Credit | Line of Credit | The Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 50,000,000
Letter of Credit | Line of Credit | The Credit Agreement | Israel, New Shekels
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 20,000,000